UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2006

Item 1:	Schedule of Investments

Vanguard Convertible Securities Fund
Schedule of Investments
August 31, 2006

	Face Amount ($000)	Market Value ($000)

Convertible Bonds (85.8%)

Consumer Discretionary (9.5%)
Caesars Entertainment, Inc.
5.506%, 4/15/2024	7,320	8,569
Carnival Corp.
1.132%, 4/29/2033	3,030	2,011
^ Dick's Sporting Goods, Inc.
1.606%, 2/18/2024	9,390	7,512
Hilton Hotels Corp.
3.375%, 4/15/2023	11,935	14,665
Liberty Media Corp.
0.750%, 3/30/2008	795	834
Priceline.com
2.250%, 1/15/2025	4,275	4,703
Scientific Games Corp.
1 0.750%, 12/1/2024	4,665	5,242
The Interpublic Group of Companies, Inc.
4.500%, 3/15/2023	9,820	10,066
The Walt Disney Co.
2.125%, 4/15/2008	5,835	6,448
United Auto Group, Inc.
1 3.500%, 4/1/2026	1,860	1,969
3.500%, 4/1/2026	1,125	1,191

		63,210

Consumer Staples (0.6%)
Wild Oats Markets, Inc.
3.250%, 5/15/2034	3,485	3,947

Energy (3.8%)
Cooper Cameron Corp.
1.500%, 5/15/2009	1,205	1,786
Hanover Compressor Co.
4.750%, 1/15/2014	1,915	2,760
McMoRan Exploration Co.
1 5.250%, 10/6/2011	4,920	6,181
5.250%, 10/6/2011	405	509
Nabor's Industries Inc.
1 0.940%, 5/15/2011	4,820	4,706
0.000%, 6/15/2023	5,885	6,451
Seacor Holdings Inc.
2.875%, 12/15/2024	2,125	2,792

		25,185

Financials (5.6%)
American Express Credit Corp.
1.850%, 12/1/2033	2,685	2,695
American Financial Realty Trust
4.375%, 7/15/2024	1,955	1,830
BankUnited Capital Trust
3.125%, 3/1/2034	3,785	3,563
Conseco Inc.
1 3.500%, 9/30/2035	8,840	9,083
EOP Operating L.P.
1 4.000%, 7/15/2026	7,885	8,151
Vornado Realty L.P.
3.875%, 4/15/2025	2,460	3,035
Wells Fargo Co.
5.238%, 11/1/2006	8,580	8,667

		37,024

Health Care (29.3%)
Allergan, Inc.
1 1.500%, 4/1/2026	10,665	11,331
Amgen Inc.
1 0.125%, 2/1/2011	1,845	1,801
Biomartin Pharmaceutical Inc.
2.500%, 3/29/2013	1,975	2,434
Cephalon Inc.
0.000%, 6/15/2033	4,330	4,763
Cupist Pharmaceuticals Inc.
2.250%, 6/15/2013	6,195	6,358
Cytyc Corp.
2.250%, 3/15/2024	1,890	1,890
Edwards Lifesciences Corp.
3.875%, 5/15/2033	1,845	1,886
First Horizon Pharmaceutical Corp.
1.750%, 3/8/2024	10,090	9,812
^ Fisher Scientific International Inc.
3.250%, 3/1/2011	18,725	21,861
Genzyme Corp.
1.250%, 12/1/2008	14,960	16,344
Gilead Sciences Inc.
1 0.500%, 5/1/2011	11,055	11,221
Invitrogen Corp.
2.000%, 8/1/2023	6,675	6,975
MGI Pharma Inc.
1.682%, 3/2/2011	4,530	2,854
Manor Care, Inc.
1 2.125%, 8/1/2035	13,995	17,109
2.125%, 8/1/2035	515	629
Medarex Inc.
1 2.250%, 5/15/2011	5,050	5,296
2.250%, 5/15/2011	1,465	1,536
Medicis Pharmaceutical Corp.
1.500%, 6/4/2033	3,460	3,408
Medimmune Inc.
1 1.375%, 7/15/2011	7,285	7,686
Medtronic Inc.
1 1.500%, 4/15/2011	1,300	1,276
Omnicare, Inc.
3.250%, 12/15/2035	8,270	7,515
SFBC International, Inc.
2.250%, 8/15/2024	2,565	2,273
Teva Pharmaceutical Finance LLC
0.500%, 2/1/2024	9,785	10,445
1.750%, 2/1/2026	8,420	8,157
Thoratec Corp.
1.379%, 5/16/2034	10,320	6,140
^ WebMD Corp.
3.125%, 9/1/2025	8,545	8,684
Wyeth
5.109%, 1/15/2024	14,110	15,053

		194,737

Industrials (6.7%)
AMR Corp.
4.500%, 2/15/2024	5,330	6,296
Alliant Techsystems Inc.
2.750%, 2/15/2024	3,000	3,259
C&D Technologies Inc.
1 5.250%, 11/1/2025	3,485	4,073
DRS Technologies Inc.
1 2.000%, 2/1/2026	5,225	4,964
FTI Consulting Inc.
1 3.750%, 7/15/2012	1,410	1,443
3.750%, 7/15/2012	450	461
Jetblue Airways
3.750%, 3/15/2035	2,950	2,718
L-3 Communications Corp.
3.000%, 8/1/2035	13,610	13,695
Waste Connections Inc.
3.750%, 4/1/2026	595	589
1 3.750%, 4/1/2026	7,280	7,207

		44,705

Information Technology (26.2%)
^ Amdocs Ltd.
0.500%, 3/15/2024	11,750	12,323
Andrew Corp.
3.250%, 8/15/2013	12,505	12,192
Avnet Inc.
2.000%, 3/15/2034	7,820	7,439
Cadence Design
0.000%, 8/15/2023	4,175	4,697
Coherent, Inc.
1 2.750%, 3/1/2011	8,355	9,723
Conexant Systems Inc.
1 4.000%, 3/1/2026	1,440	1,242
Digital River, Inc.
1.250%, 1/1/2024	5,330	6,736
Electronic Data Systems
3.875%, 7/15/2023	16,015	16,055
Euronet Worldwide, Inc.
1.625%, 12/15/2024	9,980	9,918
^ FEI Co.
1 2.875%, 6/1/2013	3,150	3,170
^ Flextronics International Ltd.
1.000%, 8/1/2010	8,185	8,185
Hutchinson Technology Inc.
2.250%, 3/15/2010	4,125	3,826
3.250%, 1/15/2026	675	592
Itron Inc.
2.500%, 8/1/2026	9,690	11,047
Kulicke & Soffa Industries, Inc.
0.500%, 11/30/2008	8,405	7,228
LSI Logic
4.000%, 5/15/2010	12,010	12,040
Lucent Technologies, Inc.
2.750%, 6/15/2023	4,030	3,939
Macrovision Corp.
1 2.625%, 8/15/2011	7,015	7,611
Novell Inc.
0.500%, 7/15/2024	590	552
^ Powerwave Technologies Inc.
1.250%, 7/15/2008	3,980	4,000
1.875%, 11/15/2024	3,425	3,297
Quantum Corp.
4.375%, 8/1/2010	1,375	1,193
RF Micro. Devices Inc.
1.500%, 7/1/2010	12,135	13,015
Symantec Corp.
1 0.750%, 6/15/2011	9,605	10,686
Vishay Intertechnology
3.625%, 8/1/2023	3,045	3,037

		173,743

Materials (0.8%)
Apex Silver Mines Ltd.
4.000%, 9/15/2024	4,535	3,968
Coeur D'Alene
1.250%, 1/15/2024	1,025	1,011

		4,979

Telecommunication Services (2.0%)
Global Crossing Ltd.
5.000%, 5/15/2011	960	931
L-3 Communications Corp.
3.500%, 6/15/2012	10,050	10,515
Time Warner Telecom Inc.
2.375%, 4/1/2026	1,635	1,940

		13,386

Utilities (1.3%)
CMS Energy Corp.
2.875%, 12/1/2024	7,535	8,806

Total Convertible Bonds
(Cost $558,105)		569,722

	Shares

Convertible Preferred Stocks (10.9%)

Consumer Discretionary (2.4%)
General Motors Corp.
6.25% Cvt. Pfd.	747,900	15,706

Energy (3.4%)
Chesapeake Energy Corp.
4.500% Cvt. Pfd.	20,700	1,969
1 5.000% Cvt.Pfd	147,400	15,680
Goodrich Petroleum Corp.
1 5.375% Cvt. Pfd.	82,500	5,043

		22,692

Financials (1.9%)
Aspen Insurance Holdings, Ltd.
5.625% Cvt. Pfd.	123,000	6,304
Conseco Inc.
5.500% Cvt. Pfd.	46,500	1,174
Travelers Property Casualty Corp.
4.500% Cvt. Pfd.	197,925	4,742

		12,220

Materials (2.1%)
Celanese Corp. Series A
4.250% Cvt. Pfd.	272,100	7,483
Freeport-McMoRan Copper & Gold, Inc.
5.500% Cvt. Pfd.	4,910	6,431

		13,914

Utilities (1.1%)
NRG Energy, Inc.
4.000% Cvt. Pfd.	710	974
5.750% Cvt. Pfd.	25,200	6,451

		7,425

Total Convertible Preferred Stocks
(Cost $67,960)		71,957

Temporary Cash Investment (6.3%)

2 Vanguard Market Liquidity Fund, 5.293%
(Cost $42,001)	42,001,058	42,001

Total Investments (103.0%)
(Cost $668,066)		683,680

Other Assets and Liabilities—Net (-3.0%)		(19,943)

Net Assets (100%)		663,737

^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $161,894,000, representing 24.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2006, the cost of investment securities for tax purposes was $668,066,000. Net unrealized appreciation of investment securities for tax purposes was $15,614,000, consisting of unrealized gains of $30,835,000 on securities that had risen in value since their purchase and $15,221,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.